Supplementary cash flow information	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Supplementary cash flow information	Supplementary cash flow information
The table below summarizes the non-cash investing and financing activities relating to the periods presented:

(In $ millions)	2020	2019	2018
Non-cash financing activities
Recognition of super senior loan and related fees (1)	141.5	—	—
Reclassification of prepaid advisory fees (2)	19.8	—	—
(1) In the year ended December 31, 2020, unpaid TLB interest of $87 million was converted into a super senior loan, carrying a $40 million commitment fee, $13.3 million exit fee and $1.2 million compounded interest. For more information refer to Note 16 – "Debt".
(2) $19.8 million prepaid refinancing advisory fees incurred up until July 2020 were reclassified from prepaid expenses to loan fees.